Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) - USD ($)												1 Months Ended											3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2024	Jul. 12, 2022	Jun. 06, 2022	May 25, 2022	May 18, 2022	Jul. 12, 2021	Jul. 01, 2021	Apr. 14, 2020	Jan. 27, 2020	Sep. 13, 2019	Jul. 02, 2019	Apr. 25, 2022	Jan. 25, 2022	Jun. 27, 2021	May 21, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Jun. 30, 2020	Apr. 15, 2020	Jan. 19, 2019	Dec. 30, 2018	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Jan. 02, 2023
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Convertible note payable																				$ 840,000			$ 90,000		$ 90,000		$ 222,000
Interest annual rate																											7.00%
Accrued interest balance																				$ 688,444								$ 0
Accrued interest balance																			$ 210,409										$ 221,323
Common stock, percentage																				50.00%
Note bears interest							10.00%									98.00%				10.00%
Loss on debt extinguishment																				$ 688,444
Balance of principal amount																											$ 150,000		377,194
Converted or paid in cash long with accrued interest																												224,370
Recognized gain on extinguishment of debt																												377,194
Accrued interest		$ 744	$ 747	$ 2,750	$ 2,750																							0	5,277
Debt premium																												281,054
Principal and accrued interest																											744
Gain on extinguishment of debt																								$ 159,846		$ 234,933	(370,075)	(1,536,815)
Payment of monthly principal and interest									$ 6,500																3,000
Principal and interest balance								the Company amended the note with a principal and interest balance of $195,000, and $17,947
Converted to common stock																	$ 180,750
Short-term advances totaling																												60,400
Charged to interest expense																											18,945
Chief Executive Officer [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Convertible note payable																	$ 14,250
Accrued interest balance																													$ 76,619
Common stock, percentage								50.00%																					50.00%
Note bears interest								10.00%													12.00%
Loss on debt extinguishment								$ 195,000
Principal value																					$ 2,500
Accrued interest																												20,855	$ 1,799
Cash loan																					$ 200,000	$ 400,000
Principal and accrued interest																												83,133
Payments of interest								367,500																					$ 76,619
Interest rate percentage																													10.00%
Debt premium								$ 367,500
Convertible note payable, description																				the principal amount of $69,391, in replacement for the amounts owed to an entity controlled by Mr. Bannon The new note interest rate is 10%, and it matures on January 31, 2022. The new note principal and interest may be converted into the Company’s common stock at 50% of the lowest closing bid price in the thirty days preceding the conversion notice. This issuance was treated as a debt extinguishment of the old note and the new note conversion terms have been treated as stock settled debt under ASC 480, and put premium of $69,391 was recognized with a charge to interest expense. The principal and accrued interest was $69,391 and $5,332 respectively as of September 30, 2020. During the year ended September 30, 2021 the principal and accrued interest of $6,206 was fully paid in cash and $69,391 was recognized as gain on extinguishment of debt.
Chief Executive Officer [Member] | Subsequent Event [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Note bears interest	12.00%
Payment of monthly principal and interest	$ 5,000
Convertible Notes Payable [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Convertible note payable																											840,000
Repayments of principal																											13,537
Charged to interest expense																											10,783
Convertible Notes Payable [Member] | Chief Executive Officer [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Common stock, percentage										50.00%
Note bears interest										10.00%
Cash loan										$ 17,000
Debt premium										$ 17,000
Principal and accrued interest																												2,152
Gain on extinguishment of debt																												$ 17,000
Line of Credit [Member] | Chief Executive Officer [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Convertible note payable																													$ 132,803
Note bears interest																												7.00%
Principal value																													99,142
Accrued interest																												$ 32,900	31,260
Line of Credit [Member] | Chief Executive Officer [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Advance amount																													64,940	$ 100,000
Note 2 [Member] | Chief Executive Officer [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Common stock, percentage											50.00%
Note bears interest											10.00%
Accrued interest																												0	$ 1,843
Cash loan											$ 15,000
Debt premium											$ 15,000																	15,000
Principal and accrued interest																												(2,155)
Non-Convertible Promissory Note [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Convertible note payable, description						On July 12, 2021 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest.						On April 25, 2022 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $1,570 for fifty weeks, which include a total of $28,500 of interest.	On January 25, 2022 a promissory note was issued to the CEO by Howco for $75,000 having weekly payments of $3,870 for twenty-five weeks, which include a total of $21,750 of interest.	On June 27, 2021 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest.	On May 21, 2021 a promissory note was issued to the CEO by Howco for $40,000 having weekly payments of $2,080 for twenty-five weeks, which include a total of $12,000 of interest.			On December 22, 2020 a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $2,580 for twenty-five weeks, which include a total of $14,500 of interest. The principal and interest due were fully paid at September 30, 2021.
Promissory Note [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Repayments of principal																												40,000
Interest expense																												8,308
Principal amount																									$ 0		13,527	0
Repayments of principal																											$ 0
Promissory Note 1 [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Repayments of principal																												50,000
Interest expense																												6,692
Principal amount																												0
Promissory Note 2 [Member]
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) [Line Items]
Repayments of principal																												50,000
Interest expense																												6,135
Principal amount																												$ 0